Property and Equipment	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant, and Equipment:
Property, Plant and Equipment

NOTE 6 – Property and Equipment

As of June 30, 2018 and December 31, 2017, property and equipment were as follows:

	June 30, 2018	December 31, 2017
Vehicles	$29,598	$29,598
Furniture and equipment	45,322	42,538
Personal computers	10,559	2,379
	85,479	74,515
Less: accumulated depreciation	48,963	38,834
Total	$36,516	$35,681

For the three months ended June 30, 2018 and 2017, depreciation expense was $5,448 and $4,838, respectively. For the six months ended June 30, 2018 and 2017, depreciation expense was $10,129 and $12,095, respectively.

As of December 31, 2017, June 30, 2017, and June 30, 2016, property and equipment consists of the following:

	December 31, 2017	June 30, 2017	June 30, 2016
Vehicles	$29,598	$29,598	$112,817
Furniture and equipment	42,538	41,042	343
Personal computers	2,379	3,315	1,170
	74,515	73,955	114,330
Less: accumulated depreciation	38,834	25,822	22,122
Total	$35,681	$48,133	$92,208